SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	12 Months Ended			24 Months Ended	80 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2016
Severance Costs	$ 11,270	$ 9,609	$ 10,252
Revenue from Grants	$ 110,220			$ 162,017	$ 272,237
Warrant [Member]
Stock Issued During Period, Shares, New Issues	4,518,406	3,106,000